SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest expense and amortization cost of bonds payable	¥ 133,959	$ 21,021	¥ 223,785	¥ 223,832
Interest expense and amortization cost of 2025 and 2026 Convertible Notes (Note 19)	25,919	4,067	18,880
Interest expense on bank and other borrowings	103,925	16,308	39,424	14,212
Interest expense on finance leases	124,567	19,547	130,196	120,185
Total interest costs	388,370	60,943	412,285	358,229
Less: Total interest costs capitalized	(53,420)	(8,382)	(31,676)	(12,274)
Interest expenses, net	¥ 334,950	$ 52,561	¥ 380,609	¥ 345,955